other income	6 Months Ended
Jun. 30, 2021
other income
other income

7    other income

		Three months		Six months
Periods ended June 30 (millions)	Note	2021	2020	2021	2020
Government assistance		$2	$3	$5	$6
Other sublet revenue	19	1	—	2	1
Investment income (loss), gain (loss) on disposal of assets and other		(2)	(3)	(5)	(9)
Interest income	21(b)	1	1	2	2
Changes in business combination-related provisions		—	71	—	103
		$2	$72	$4	$103